QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) [Abstract]
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)
25.	QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	2012
	March 31	June 30	September 30	December 31

Revenue:
Steel mill flat-rolled products	$68,689,567	$76,783,963	$56,123,028	$63,889,524

Cost of revenue	(47,196,745)	(56,975,825)	(47,331,341)	(57,037,147)

Gross Profit	21,492,822	19,808,138	8,791,687	6,852,377

Operating expenses:
General and administrative expenses	(2,369,361)	(2,511,170)	(2,548,672)	(5,738,929)
Selling and marketing expenses	(107,086)	(506,711)	(374,818)	(457,768)
Warrant compensation expenses	-	-	-	-
Total operating expenses	(2,476,447)	(3,017,881)	(2,923,490)	(6,196,697)

Operating income	19,016,375	16,790,257	5,868,197	655,680

Other income (expenses)
Interest income	626,251	624,578	1,233,910	1,092,002
Interest expenses	(1,030,917)	(2,028,459)	(3,105,412)	(2,063,684)
Sundry income	158,737	24,911	21,310	146,525

	18,770,446	15,411,287	4,018,005	(169,477)
Income tax expense	(4,759,838)	(5,136,010)	(1,636,419)	(364,906)

Net income attributable to common
stockholders	$14,010,608	$10,275,277	$2,381,586	$(534,383)

Net income per share
- Basic	$0.24	$0.18	$0.04	$(0.01)

- Diluted	$0.24	$0.18	$0.04	$(0.01)

Weighted average common shares outstanding
- Basic	58,251,680	58,203,179	57,935,604	59,769,786

- Diluted	58,251,680	58,203,179	57,935,604	59,769,786